UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI  53202

(Name and address of agent for service)

(414) 765-6076
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Item 1. Reports to Stockholders.

Cboe Vest S&P 500® Dividend Aristocrats
Target Income ETF

Ticker: KNG

Semi-Annual Report
April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
(Unaudited)

This discussion is for the Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF (the “Fund”) for the period from November 1, 2018 through April 30, 2019 (the “current fiscal period”). The Fund seeks to track the Cboe S&P 500® Dividend Aristocrats Target Income Index Monthly Series (the “Index”).

During the current fiscal period, the Fund generally held approximately equal weights in up to 57 equity names.  In addition, the Fund sells covered calls such that the premiums received when selling the calls, plus the dividends received from the equities, sum to approximately 3.0% in excess of the S&P 500® dividend yield annually.

Fund Performance vs. Index Performance
For the current fiscal period, the Fund’s net asset values (“NAV”) performance was 9.50%, while the Index performance was 9.91%.  The underperformance of 0.41% can be explained by the following factors:

1.	Expense Ratio: The non-annualized ratio of expenses accrued to average net assets during the Period equates to 0.38%.

2.	Execution costs: Commissions plus slippage due to trading securities at prices other than mid-market are estimated at 0.06%.

3.
Fund vs. Index Holdings:  While the Fund attempts to hold securities in the same proportion (i.e., weighting) as the Index, at times the Fund weights may deviate from the Index weights.  The options positions may be “optimized” such that the Fund’s weights are set to take into account any liquidity concerns.  That is, options that trade with wider bid-ask spreads may be excluded from the Fund holdings to minimize execution costs.  For the current fiscal period we estimate that the variance in weights between the Fund and the Index positively impacted the Fund by 0.03%.

Using market prices for the Fund, the Fund’s performance for the current fiscal period was 9.02%.  The performance for the current fiscal period for the S&P 500® index was 9.76%.

Impact of Fund Holdings on Performance
The top five performing holdings for the current fiscal period were Air Products & Chemicals, Inc., Roper Technologies, Inc., Stanley Black & Decker, Inc., Kimberly-Clark Corporation, and Cincinnati Financial Corporation, with returns of 33.3%, 27.2%, 25.8%, 23.1%, and 22.3%, respectively.

The bottom five performing holdings for the current fiscal period were Walgreens  Boots Alliance, Inc., Hormel Foods Corporation, Target Corporation, Archer-Daniels-Midland Company, and Cardinal Health, Inc., with returns of -32.8%, -8.5%, -7.4%, -5.6%, and -3.7%, respectively.

Summary

In conclusion, the Fund closely tracked the performance of its benchmark index, primarily underperforming the Index due to the impact of the Fund’s expense ratio.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

Must be preceded or accompanied by a prospectus.

Investments involve risk. Principal loss is possible. The Fund may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. To the extent the Fund invests more heavily in particular sectors of the economy, the Fund’s performance may be more sensitive to developments that significantly affect those sectors. The Fund is non-diversified and may concentrate its assets in fewer holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility. The Fund’s emphasis on dividend-paying stocks could fall out of favor, or companies could reduce or eliminate dividends. Derivatives, such as the options in which the Fund invests, can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Fund. Writing call options are speculative activities and entail greater-than-ordinary investment risks. The Fund’s use of derivatives, such as call options, can lead to losses because of adverse movements in the price or value of the underlying stock, which may be magnified by certain features of the options. These risks are heightened when the Fund’s portfolio managers use options to enhance the Fund’s return or as a substitute for a position or security. When selling a call option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying stock is above the strike price by an amount equal to or greater than the premium. The Fund’s use of options may reduce the Fund’s ability to profit from increases in the value of the underlying stock(s). The Fund may “turn over” some or all of its covered calls as frequently as weekly, and higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders The Fund’s covered call strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income and to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. There can be no guarantee that the Index or Fund will be successful in achieving the objective. The total return performance of the Index and Fund could be negative, even when the Fund achieves its objectives.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

Read the “Principal Risks” section of the prospectus for a complete listing of fund-specific risks.

The Index and the methodology used to calculate the Index are the property of Cboe, and the Adviser is an affiliate of Cboe. Among other things, the methodology involves the S&P 500® Index. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”), a division of S&P Global; Cboe® is a registered trademark of Cboe. The Index, S&P, and Cboe trademarks have been licensed for use by the Adviser, including for use by the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Cboe and/or its affiliates, other than the Adviser (together without the Adviser, the “Cboe Group”), or S&P and/or its affiliates (together, the “S&P Group”). While the Fund may be listed on an exchange that is an affiliate of Cboe, neither the Cboe Group nor the S&P Group make any representation regarding the advisability of investing in the Fund. Neither the Cboe Group nor the S&P Group guarantees the adequacy, accuracy, timeliness, and/or completeness of the Index, S&P 500® Index, or any methodology or data related thereto, and neither the Cboe Group nor the S&P Group shall have any liability for any errors, omissions, or interruptions therein.

It is not possible to invest directly into an index.

Covered call: A covered call is an options strategy whereby an investor holds a long position in a stock and sells (also referred to as “writes”) call options on that same stock in an attempt to generate increased income from the stock. A covered call is also known as a “buy-write.”

Fund holdings and/or sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of Fund holdings.

Distributed by Quasar Distributors, LLC

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

PORTFOLIO ALLOCATION
As of April 30, 2019 (Unaudited)

Percentage of
Sector	Net Assets
Manufacturing♦	54.8%
Wholesale Trade	13.7
Finance and Insurance	12.5
Retail Trade	8.6
Utilities	1.8
Real Estate	1.8
Accommodation and Food Services	1.8
Materials	1.7
Administrative and Support and Waste Management
and Remediation Services	1.7
Information	1.7
Short-Term Investments+	0.0
Liabilities in Excess of Other Assets	-0.1
Total	100.0%

♦
To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

+	Represents less than 0.05% of net assets.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

SCHEDULE OF INVESTMENTS
April 30, 2019 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 100.1%

	Accommodation and Food Services – 1.8%
2,994	McDonald’s Corporation^	$591,525

	Administrative and Support and Waste Management
	and Remediation Services – 1.7%
3,542	Automatic Data Processing, Inc.^	582,269

	Finance and Insurance – 12.5%
11,951	Aflac, Inc.^	602,091
4,217	Chubb, Ltd.^	612,308
6,722	Cincinnati Financial Corporation	646,522
16,489	Franklin Resources, Inc.	570,355
34,023	People’s United Financial, Inc.^	588,258
2,681	S&P Global, Inc.^	591,589
5,437	T Rowe Price Group, Inc.^	584,478
		4,195,601
	Information – 1.7%
18,209	AT&T, Inc.^	563,751

	Manufacturing – 54.8%♦
10,386	A.O. Smith Corporation	545,992
7,681	Abbott Laboratories^	611,100
7,431	AbbVie, Inc.^	589,947
2,972	Air Products & Chemicals, Inc.^	611,608
13,689	Archer-Daniels-Midland Company^	610,529
2,563	Becton Dickinson and Company^	617,017
11,058	Brown-Forman Corporation – Class B^	589,281
4,115	Caterpillar, Inc.^	573,713
4,790	Chevron Corporation^	575,087
2,739	Cintas Corporation^	594,747
3,807	Clorox Company^	608,092
12,124	Coca-Cola Company^	594,803
8,470	Colgate-Palmolive Company^	616,531
5,990	Dover Corporation^	587,260
3,170	Ecolab, Inc.	583,534
7,990	Emerson Electric Company^	567,210
7,010	Exxon Mobil Corporation^	562,763
3,205	General Dynamics Corporation^	572,798

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

SCHEDULE OF INVESTMENTS
April 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 100.1% (Continued)

	Manufacturing – 54.8%♦ (Continued)
14,896	Hormel Foods Corporation^	$594,946
4,178	Johnson & Johnson^	589,934
4,653	Kimberly-Clark Corporation^	597,352
3,864	McCormick & Company, Inc.^	594,940
6,869	Medtronic plc^	610,036
9,971	Nucor Corporation^	569,045
15,354	Pentair plc^	598,652
4,599	PepsiCo, Inc.^	588,902
4,970	PPG Industries, Inc.^	583,975
1,664	Roper Technologies, Inc.^	598,541
3,964	Stanley Black & Decker, Inc.^	581,122
4,175	United Technologies Corporation^	595,397
6,180	V.F. Corporation	583,454
		18,298,308
	Materials – 1.7%
3,259	Linde plc^	587,467

	Real Estate – 1.8%
4,447	Federal Realty Investment Trust	595,231

	Retail Trade – 8.6%
5,148	Lowe’s Companies, Inc.^	582,445
7,114	Target Corporation^	550,766
1,994	W.W. Grainger, Inc.^	562,308
10,983	Walgreens Boots Alliance, Inc.^	588,359
5,671	Walmart, Inc.^	583,205
		2,867,083
	Utilities – 1.8%
6,943	Consolidated Edison, Inc.	598,209

	Wholesale Trade – 13.7%
2,663	3M Company^	504,665
12,685	Cardinal Health, Inc.^	617,886
5,555	Genuine Parts Company^	569,610
3,701	Illinois Tool Works, Inc.^	575,987
13,600	Leggett & Platt, Inc.^	535,296

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

SCHEDULE OF INVESTMENTS
April 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 100.1% (Continued)

	Wholesale Trade – 13.7% (Continued)
5,666	Procter & Gamble Company^	$603,316
1,269	Sherwin-Williams Company^	577,179
8,303	Sysco Corporation^	584,282
		4,568,221
	TOTAL COMMON STOCKS (Cost $31,080,603)	33,447,665

	SHORT-TERM INVESTMENTS – 0.0%+
13,642	First American Treasury
	Obligations Fund – Class X, 2.36%*	13,642
	TOTAL SHORT-TERM INVESTMENTS (Cost $13,642)	13,642
	TOTAL INVESTMENTS (Cost $31,094,245) – 100.1%	33,461,307
	Liabilities in Excess of Other Assets – (0.1%)	(47,276)
	NET ASSETS – 100.0%	$33,414,031

Percentages are stated as a percent of net assets.

^	All or a portion of this security is held as collateral for the options written. At April 30, 2019, the value of these securities amount to $2,962,714 or 8.9% of net assets.
♦
To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 9 in Notes to Financial Statements.

+	Represents less than 0.05% of net assets.
*	Rate shown is the annualized seven-day yield as of April 30, 2019.

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

SCHEDULE OF OPTIONS WRITTEN
April 30, 2019 (Unaudited)

Contracts
(100 shares		Notional
per contract)	Description	Amount	Value

	CALL OPTIONS WRITTEN (a) – (0.2)%
3	3M Company, Expires 5/17/2019,
	Exercise Price $220.00	$(56,853)	$(7)
8	Abbott Laboratories, Expires 5/17/2019,
	Exercise Price $75.00	(63,648)	(3,880)
8	AbbVie, Inc., Expires 5/17/2019,
	Exercise Price $77.50	(63,512)	(2,236)
12	Aflac, Inc., Expires 5/17/2019,
	Exercise Price $50.00	(60,456)	(954)
3	Air Products & Chemicals, Inc.,
	Expires 5/17/2019, Exercise Price $200.00	(61,737)	(2,175)
14	Archer-Daniels-Midland Company,
	Expires 5/17/2019, Exercise Price $43.00	(62,440)	(2,541)
18	AT&T, Inc., Expires 5/17/2019,
	Exercise Price $32.00	(55,728)	(153)
4	Automatic Data Processing, Inc.,
	Expires 5/17/2019, Exercise Price $165.00	(65,756)	(1,240)
3	Becton Dickinson and Company,
	Expires 5/17/2019, Exercise Price $230.00	(72,222)	(4,080)
11	Brown-Forman Corporation – Class B,
	Expires 5/17/2019, Exercise Price $55.00	(58,619)	(2,695)
13	Cardinal Health, Inc., Expires 5/17/2019,
	Exercise Price $45.00	(63,323)	(5,460)
4	Caterpillar, Inc., Expires 5/17/2019,
	Exercise Price $145.00	(55,768)	(408)
5	Chevron Corporation, Expires 5/17/2019,
	Exercise Price $120.00	(60,030)	(937)
4	Chubb, Ltd., Expires 5/17/2019,
	Exercise Price $140.00	(58,080)	(2,300)
3	Cintas Corporation, Expires 5/17/2019,
	Exercise Price $210.00	(65,142)	(2,655)
4	Clorox Company, Expires 5/17/2019,
	Exercise Price $155.00	(63,892)	(2,700)
12	Coca-Cola Company, Expires 5/17/2019,
	Exercise Price $47.00	(58,872)	(2,574)
9	Colgate-Palmolive Company,
	Expires 5/17/2019, Exercise Price $70.00	(65,511)	(2,785)

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

SCHEDULE OF OPTIONS WRITTEN
April 30, 2019 (Unaudited) (Continued)

Contracts
(100 shares		Notional
per contract)	Description	Amount	Value

	CALL OPTIONS WRITTEN (a) – (0.2)% (Continued)
6	Dover Corporation, Expires 5/17/2019,
	Exercise Price $100.00	$(58,824)	(420)
8	Emerson Electric Company,
	Expires 5/17/2019, Exercise Price $72.50	(56,792)	(600)
7	Exxon Mobil Corporation,
	Expires 5/17/2019, Exercise Price $80.00	(56,196)	(714)
3	General Dynamics Corporation,
	Expires 5/17/2019, Exercise Price $175.00	(53,616)	(1,620)
6	Genuine Parts Company,
	Expires 5/17/2019, Exercise Price $105.00	(61,524)	(255)
15	Hormel Foods Corporation,
	Expires 5/17/2019, Exercise Price $40.00	(59,910)	(1,087)
4	Illinois Tool Works, Inc.,
	Expires 5/17/2019, Exercise Price $160.00	(62,252)	(300)
4	Johnson & Johnson, Expires 5/17/2019,
	Exercise Price $135.00	(56,480)	(2,750)
5	Kimberly-Clark Corporation,
	Expires 5/17/2019, Exercise Price $125.00	(64,190)	(2,050)
14	Leggett & Platt, Inc., Expires 5/17/2019,
	Exercise Price $45.00	(55,104)	(70)
3	Linde plc, Expires 5/17/2019,
	Exercise Price $180.00	(54,078)	(1,275)
5	Lowe’s Companies, Inc.,
	Expires 5/17/2019, Exercise Price $115.00	(56,570)	(555)
4	McCormick & Company, Inc.,
	Expires 5/17/2019, Exercise Price $155.00	(61,588)	(790)
3	McDonald’s Corporation,
	Expires 5/17/2019, Exercise Price $195.00	(59,271)	(1,207)
7	Medtronic plc, Expires 5/17/2019,
	Exercise Price $85.00	(62,167)	(2,957)
10	Nucor Corporation, Expires 5/17/2019,
	Exercise Price $57.50	(57,070)	(995)
15	Pentair plc, Expires 5/17/2019,
	Exercise Price $40.00	(58,485)	(488)
11	People’s United Financial, Inc.,
	Expires 5/17/2019, Exercise Price $17.00	(19,019)	(523)

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

SCHEDULE OF OPTIONS WRITTEN
April 30, 2019 (Unaudited) (Continued)

Contracts
(100 shares		Notional
per contract)	Description	Amount	Value

	CALL OPTIONS WRITTEN (a) – (0.2)% (Continued)
5	PepsiCo, Inc., Expires 5/17/2019,
	Exercise Price $125.00	$(64,025)	$(1,813)
5	PPG Industries, Inc., Expires 5/17/2019,
	Exercise Price $120.00	(58,750)	(338)
6	Procter & Gamble Company,
	Expires 5/17/2019, Exercise Price $105.00	(63,888)	(1,323)
2	Roper Technologies, Inc.,
	Expires 5/17/2019, Exercise Price $350.00	(71,940)	(2,450)
3	S&P Global, Inc., Expires 5/17/2019,
	Exercise Price $220.00	(66,198)	(1,320)
1	Sherwin-Williams Company,
	Expires 5/17/2019, Exercise Price $450.00	(45,483)	(1,025)
4	Stanley Black & Decker, Inc.,
	Expires 5/17/2019, Exercise Price $145.00	(58,640)	(1,660)
8	Sysco Corporation, Expires 5/17/2019,
	Exercise Price $70.00	(56,296)	(1,440)
6	T Rowe Price Group, Inc.,
	Expires 5/17/2019, Exercise Price $105.00	(64,500)	(2,100)
7	Target Corporation, Expires 5/17/2019,
	Exercise Price $82.50	(54,194)	(67)
4	United Technologies Corporation,
	Expires 5/17/2019, Exercise Price $135.00	(57,044)	(3,220)
2	W.W. Grainger, Inc., Expires 5/17/2019,
	Exercise Price $310.00	(56,400)	(25)
11	Walgreens Boots Alliance, Inc.,
	Expires 5/17/2019, Exercise Price $55.00	(58,927)	(589)
6	Walmart, Inc., Expires 5/17/2019,
	Exercise Price $105.00	(61,704)	(705)
	TOTAL CALL OPTIONS WRITTEN
	(Premiums Received $64,831)		$(76,511)

(a)	Exchange-Traded

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2019 (Unaudited)

ASSETS
Investments in securities, at value (Cost $31,094,245)	$33,461,307
Receivable for securities sold	1,218,144
Dividends and interest receivable	51,488
Due from broker	4,949
Total assets	34,735,888

LIABILITIES
Payable for securities purchased	$1,226,369
Options written, at value (Premiums received $64,831)	76,511
Management fees payable	18,977
Total liabilities	1,321,857

NET ASSETS	$33,414,031

Net Assets Consist of:
Paid-in capital	$31,996,071
Total distributable earnings (accumulated deficit)	1,417,960
Net assets	$33,414,031

Net Asset Value:
Net assets	$33,414,031
Shares outstanding^	775,000
Net asset value, offering and redemption price per share	$43.11

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

STATEMENT OF OPERATIONS
For the Six-Months Ended April 30, 2019 (Unaudited)

INCOME
Dividends	$309,005
Interest	667
Total investment income	309,672

EXPENSES
Management fees	91,078
Total expenses	91,078
Net investment income (loss)	218,594

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(792,867)
Options written	98,670
Change in unrealized appreciation (depreciation) on:
Investments	2,796,972
Options written	(17,573)
Net realized and unrealized gain (loss)	2,085,202
Net increase (decrease) in net assets
resulting from operations	$2,303,796

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

STATEMENT OF CHANGES IN NET ASSETS

	Six-Months Ended
	April 30, 2019	Period Ended
	(Unaudited)	October 31, 2018(1)
OPERATIONS
Net investment income (loss)	$218,594	$96,671
Net realized gain (loss) on investments
and options written	(694,197)	244,744
Change in unrealized appreciation
(depreciation) on investments
and options written	2,779,399	(424,017)
Net increase (decrease) in net assets
resulting from operations	2,303,796	(82,602)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(571,563)	(231,671)
Total distribution to shareholders	(571,563)	(231,671)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	12,545,142	19,446,258
Transaction fees (Note 8)	2,258	2,413
Net increase (decrease) in
net assets derived from
capital share transactions (a)	12,547,400	19,448,671
Net increase (decrease) in net assets	$14,279,633	$19,134,398

NET ASSETS
Beginning of period	$19,134,398	$—
End of period	$33,414,031	$19,134,398

(a)	A summary of capital share transactions is as follows:

	Six-Months Ended
	April 30, 2019	Period Ended
	(Unaudited)	October 31, 2018(1)
	Shares	Shares
Subscriptions	300,000	475,000
Redemptions	—	—
Net increase (decrease)	300,000	475,000

(1)	Fund inception date of March 26, 2018. The information presented is for the period from March 26, 2018 to October 31, 2018.

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six-Months Ended
	April 30, 2019		Period Ended
	(Unaudited)		October 31, 2018(1)
Net asset value,
beginning of period	$40.28		$40.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.37		0.43
Net realized and unrealized
gain (loss) on investments	3.38	(3)	0.70	(3)
Total from investment operations	3.75		1.13

DISTRIBUTIONS:
Distributions from:
Net investment income	(0.63)		(0.40)
Realized gains	(0.29)		(0.46)
Total distributions	(0.92)		(0.86)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (Note 8)(2)	0.00	(7)	0.01

Net asset value, end of period	$43.11		$40.28

Total return	9.50	%(4)	2.84	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$33,414		$19,134

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.75	%(5)	0.75	%(5)
Net investment income (loss)
to average net assets	1.80	%(5)	1.73	%(5)

Portfolio turnover rate(6)	43	%(4)	50	%(4)

(1)	Inception date of March 26, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)
Realized and unrealized gains (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.
(7)	Represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF is to track the performance, before fees and expenses, of the Cboe S&P 500® Dividend Aristocrats Target Income Index-Monthly Series (the “Index”). The Fund’s inception date is March 26, 2018.

The end of the reporting period for the Fund is April 30, 2019, and the period covered by these Notes to Financial Statements is the six-month period ended April 30, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked price will be used. All securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options will be priced at intrinsic value. The Trust’s valuation committee may also use other valuation methods in certain instances.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Unaudited) (Continued)

security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$33,447,665	$—	$—	$33,447,665
Short-Term Investments	13,642	—	—	13,642
Total Investments
in Securities, at value	$33,461,307	$—	$—	$33,461,307

^ See Schedule of Investments for breakout of investments by sector classification.

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$—	$76,511	$—	$76,511
Total Call Options
Written, at value	$—	$76,511	$—	$76,511

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.
Federal Income Taxes.  The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Unaudited) (Continued)

will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investment in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by the Fund on a quarterly basis. Distributions to shareholders from net realized gains on securities are declared and paid by the Fund at least annually.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Unaudited) (Continued)

York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences are primarily due to differing book and tax treatments for in-kind transactions, if any. For the period ended October 31, 2018, the Fund had no differences reclassified.

During the period ended October 31, 2018, the Fund realized no net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash.

I.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

J.
New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date.  Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Unaudited) (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Cboe VestSM Financial LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses. For services provided to the Fund, the Fund pays the Adviser at an annual rate of 0.75% based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $10,793,225 and $10,800,802, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations were $12,506,123 and there were no redemptions.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Unaudited) (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of October 31, 2018 were as follows:

Tax cost of investments*	$19,688,087
Gross tax unrealized appreciation	$571,112
Gross tax unrealized depreciation	(1,066,538)
Total unrealized appreciation (depreciation)	(495,426)
Undistributed ordinary income	181,153
Undistributed long-term gain (loss)	—
Accumulated gain (loss)	181,153
Other accumulated gain (loss)	—
Distributable earnings (accumulated deficit)	$(314,273)

* Includes premiums on written call options.

The differences between book and tax-basis cost is due primarily to timing differences in recognizing wash sale and straddle losses in security transactions.

As of October 31, 2018, the Fund deferred, on a tax-basis, no post-October or late year ordinary losses.

As of October 31, 2018, the Fund had no capital loss carryforward available for federal income tax purposes.

The tax character of distributions declared by the Fund during the period ended October 31, 2018 was $231,671 of ordinary income.

NOTE 6 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The following disclosures provide information on the Fund’s use of derivatives. The location and value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statement of Operations are included in the following tables.

The Fund will employ a “partial covered call strategy,” meaning that Covered Calls will be written on a notional value of no more than 20% of the value of each underlying Aristocrat Stock, such that the short position in each call option is “covered” by a portion of the corresponding Aristocrat Stock held by the Fund to generate income. A written (sold) call option gives the seller the obligation to sell shares of the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the underlying asset appreciates above the strike price as of the expiration date, the writer (seller) of the

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Unaudited) (Continued)

call option will have to pay the difference between the value of the underlying asset and the strike price (which loss is offset by the premium initially received), and in the event the underlying asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The average volume of derivative activity during the current fiscal period is as follows:

Average Value
Options Written	$(63,690)

The effect of derivative instruments on the Statement of Assets and Liabilities for the current fiscal period is as follows:

	Liability Derivatives*
Derivatives	Location	Value
Equity Contracts – Options	Options written, at value	$(76,511)

* There were no asset derivatives for the current fiscal period.

The effect of derivative instruments on the Statement of Operations for the current fiscal period is as follows:

Change in Unrealized
	Realized Gain (Loss)	Appreciation (Depreciation)
	on Derivatives	on Derivatives
Derivatives	Recognized in Income	Recognized in Income
Equity Contracts –
Options Written	$98,670	$(17,573)

NOTE 7 – OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to a Master Netting Arrangement, which governs the terms of certain transactions with select counterparties. The Master Netting Arrangement allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Unaudited) (Continued)

agreement with a counterparty. The Master Netting Arrangement also specifies collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of Master Netting Arrangement.

The following is a summary of the Assets and Liabilities subject to offsetting in the Fund as of the end of the reporting period:

Liabilities
Gross Amounts not
offset in the Statement
of Assets and Liabilities
		Gross	Net
		Amounts	Amounts
		Offset	Presented
		in the	in the
	Gross	Statement	Statement
	Amounts of	of Assets	of Assets
Description /	Recognized	and	and	Financial	Collateral	Net
Counterparty	Liabilities	Liabilities	Liabilities	Instruments	Pledged	Amount
Options Written
Societe Generale	$76,511	$ —	$76,511	$76,511	$ —	$ —

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

NOTE 8 – SHARE TRANSACTIONS

Shares of the Fund are listed and trade on the Cboe BZX Exchange, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Unaudited) (Continued)

Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transaction section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 9 – PRINCIPAL RISK

Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy, and the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries or sectors.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

EXPENSE EXAMPLE
For the Six-Months Ended April 30, 2019 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 – April 30, 2019).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 1, 2018	April 30, 2019	During the Period^
Actual	$1,000.00	$1,095.00	$3.90
Hypothetical (5% annual	$1,000.00	$1,021.08	$3.76
return before expenses)

^
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.75%, multiplied by the average account value during the period, multiplied by 181/365 to reflect the one-half year period.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal period ended October 31, 2018, certain dividends paid by the Fund may be subject to a maximum rate of 23.8%, as provided by the Jobs and Growth Tax relief Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 32.10%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended October 31, 2018 was 30.97%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 65.08%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.cboevest.com/etfs daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.cboevest.com/etfs.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF

INFORMATION ABOUT THE FUND’S TRUSTEES
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.cboevest.com/etfs.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.cboevest.com/etfs.

(This Page Intentionally Left Blank.)

Adviser
Cboe VestSM Financial LLC
1765 Greensboro Station Place, Suite 900
McLean, Virginia 22102

Index Provider
Cboe
400 South LaSalle Street
Chicago, Illinois 60605

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004-2541

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF
Symbol – KNG
CUSIP – 26922A537

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*                    /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date     July 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                     /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date     July 2, 2019

By (Signature and Title)*                     /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date     July 2, 2019